Segment Information - Components of Adjusted Capital Expenditures (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting [Abstract]
Additions to property and equipment	$ 49,802	$ 57,257	$ 160,385	$ 168,744	$ 226,026	$ 193,262	$ 164,638
Capitalized implementation costs	10,005	10,023	27,602	48,686	58,814	78,543	59,109
Adjusted capital expenditures	$ 59,807	$ 67,280	$ 187,987	$ 217,430	$ 284,840	$ 271,805	$ 223,747